Deferred tax (Details 1) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax
Gross losses	£ 40,741	£ 38,377	£ 26,956
Unrecognised deferred tax asset	£ 6,926	£ 6,639	£ 5,049